Commitments & Contingencies - Schedule of Supplemental Balance Sheet Information Related To Leases (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 177,553	$ 307,258	$ 0
Operating lease liability, current	305,450	284,963	0
Operating lease liability, long-term	2,352	234,043	$ 0
Total operating lease liabilities	$ 307,802	$ 519,006
Operating leases (in years)	1 year 3 days	1 year 9 months 3 days
Operating leases	6.75%	6.74%